SUBSEQUENT EVENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 22 – SUBSEQUENT EVENTS Management has considered subsequent events through May 4, 2023, the date this report was issued, and there were no events that required additional disclosure.	NOTE 24 – SUBSEQUENT EVENTS Management has considered subsequent events through March 28, 2023, the date this report was issued, and there were no events that required additional disclosure.